Schedule of Key Valuation Inputs (Details) (Parenthetical)	Dec. 31, 2022
Measurement Input Credit Spread One [Member]
Short-Term Debt [Line Items]
RCD5	7.23
Measurement Input Credit Spread Two [Member]
Short-Term Debt [Line Items]
RCD5	9.32
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	13.0
CD Note [Member]
Short-Term Debt [Line Items]
RCD5	5.0
CD Two Note [Member]
Short-Term Debt [Line Items]
RCD5	10.0
CD1 Note One [Member]
Short-Term Debt [Line Items]
RCD5	0.219
CD1 Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	0.92	[1]
CD1 Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5	120	[1]
CD1 Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	8.70	[1]
CD1 Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	16.18	[1]
CD1 Note Two [Member]
Short-Term Debt [Line Items]
RCD5	0.212
CD1 Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	1.80
CD1 Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5	120
CD1 Note Two [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	8.85
CD1 Note Two [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	17.12
RCD Note [Member]
Short-Term Debt [Line Items]
Percentage of royalty revenue	1.85%
RCD Note One [Member]
Short-Term Debt [Line Items]
RCD5	1.85
RCD Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	0.65
RCD Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5	130
RCD Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	9.21
RCD Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	16.39
RCD Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5	98
RCD Three [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	6.71
RCD Note Four [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	4.36
RCD Five [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	17.55

[1]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022